3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Research and Development) (USD $)	3 Months Ended		9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Research and development expenses	$ 214,165	$ 542,383	$ 747,657	$ 1,178,488